FILED VIA EDGAR

February 12, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwartz Investment Trust

File Nos. 33-51626 and 811-07148

Ladies and Gentlemen:

On behalf of Schwartz Investment Trust (the “Registrant”), attached for filing is Post-Effective Amendment No. 43 (the “Amendment”) to Registrant’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective on May 1, 2020 pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is for the purpose of establishing a new series of shares of Registrant - the Ave Maria Focused Fund.

Please contact the undersigned at 513/346-4181 with your questions and comments concerning this filing.

Very truly yours,

/s/ Betsy Santen

Betsy Santen

Senior Paralegal

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: 513 587 3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: 513 587 3450